Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Schedule of income tax expense (benefit) recognized in profit or loss
(a)	Income tax expense (benefit) recognized in profit or loss for the years ended December 31, 2021, 2022 and 2023 consists of the following:

	Year ended December 31,
	2021	2022	2023

	(in thousands)
Current tax expense
Current period	$102,297	48,808	155
Adjustment for prior periods	12	(2,723)	(2,614)
	102,309	46,085	(2,459)

Deferred tax expense
Origination and reversal of temporary differences	310	(5,742)	2,436
Investment tax credits and operating loss carryforward	8,038	755	(5,005)
	8,348	(4,987)	(2,569)
Total income tax expense (benefit)	$110,657	41,098	(5,028)

Schedule of income taxes expense (benefit) recognized directly in other comprehensive income
(b)	Income taxes expense (benefit) recognized directly in other comprehensive income for the years ended December 31, 2021, 2022 and 2023 consist of the following:

	Year ended December 31,
	2021	2022	2023

	(in thousands)
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit pension plans	$27	107	(1)

Schedule of reconciliation of the expected income tax expense computed based on the ROC statutory income tax rate, compared with the actual income tax expense as reported in the consolidated statements of profit or loss
(c)

Reconciliation of the expected income tax expense computed based on the ROC statutory income tax rate of 20% compared with the actual income tax expense as reported in the consolidated statements of profit or loss for the years ended December 31, 2021, 2022 and 2023 are summarized as follows:

	Years ended December 31,
	2021		2022		2023
	Rate	Amount	Rate	Amount	Rate	Amount
		(in thousands)		(in thousands)		(in thousands)
Profit before income taxes		$544,592		$276,565		$44,393
Income tax expense calculated at the statutory rate	20.0%	108,919	20.0%	55,313	20.0%	8,879
Tax on undistributed earnings	4.2%	22,648	3.9%	10,668	4.4%	1,931
Tax benefit resulting from setting aside legal reserve from prior year’s income	—	(267)	(0.8)%	(2,215)	(2.9)%	(1,267)
Tax benefit resulting from actual investment from prior year’s undistributed earnings	—	(161)	(0.1)%	(303)	—	—
Increase in tax credits	(3.3)%	(17,934)	(5.6)%	(15,556)	(22.2)%	(9,864)
Effect of change of unrecognized deductible temporary differences and tax losses carryforwards	0.7%	3,668	1.7%	4,706	9.3%	4,127
Net of non-taxable income and non-deductible expense	(2.0)%	(10,680)	(5.0)%	(13,728)	(16.0)%	(7,090)
Changes in unrecognized tax benefits	0.5%	2,763	1.1%	3,003	(3.1)%	(1,380)
Foreign tax rate differential	0.2%	837	0.5%	1,370	1.7%	752
Variance from audits, amendments and examinations of prior years’ income tax filings	—	440	(0.1)%	(205)	(3.0)%	(1,347)
Others	—	424	(0.7)%	(1,955)	0.5%	231
Income tax expense (benefit)		$110,657		$41,098		$(5,028)
Effective tax rate	20.3%		14.9%		(11.3)%

Schedule of components of deferred tax assets and deferred tax liabilities
(d)	As of December 31, 2022 and 2023, the components of deferred tax assets and deferred tax liabilities were as follows:

	December 31,	December 31,
	2022	2023

	(in thousands)
Deferred tax assets:
Inventory	$5,335	4,696
Tax credit carryforwards	—	5,005
Accrued compensated absences	926	941
Allowance for sales discounts	1,465	1,902
Depreciation	641	1,149
Others	3,430	503
	$11,797	14,196

Deferred tax liabilities:
Remeasurement of defined benefit plans	$(250)	(254)
Unrealized foreign exchange gain	(364)	(261)
Others	(77)	(5)
	$(691)	(520)

Schedule of changes in deferred tax assets and liabilities
(e)	Changes in deferred tax assets and liabilities were as follows:

			Recognized			Recognized
		Recognized	in other		Recognized	in other
	January 1,	in profit or	comprehensive	December	in profit or	comprehensive	December
	2022	loss	income	31, 2022	loss	income	31, 2023

	(in thousands)
Inventory	$2,955	2,380	—	5,335	(639)	—	4,696
Tax credit carryforwards	—	—	—	—	5,005	—	5,005
Operating loss carryforward	755	(755)	—	—	—	—	—
Accrued compensated absences	901	25	—	926	15	—	941
Allowance for sales discounts	720	745	—	1,465	437	—	1,902
Depreciation	601	40	—	641	508	—	1,149
Unrealized foreign exchange loss	(71)	(293)	—	(364)	103	—	(261)
Remeasurement of defined benefit plans	(138)	(5)	(107)	(250)	(5)	1	(254)
Acquired intangible assets	(756)	756	—	—	—	—	—
Others	1,259	2,094	—	3,353	(2,855)	—	498
Total	$6,226	4,987	(107)	11,106	2,569	1	13,676

Schedule of unrecognized deferred tax assets
(f)	Unrecognized Deferred Tax Assets

Gross amount of deferred tax assets have not been recognized in respect of the following items.

	December 31,	December 31,
	2022	2023

	(in thousands)
Unused tax credits	$1,560	1,560
Unused operating loss carryforwards-statutory tax	206,259	215,956
Unused operating loss carryforwards-undistributed earnings tax	271,093	288,301
Others	29,413	19,468
	$508,325	525,285

Schedule of unrecognized deferred tax assets of unused operating loss carry forwards

As of December 31, 2023, the expiration period for abovementioned unrecognized deferred tax assets of unused operating loss carryforwards for statutory tax were as follows:

		Unrecognized
	Deductible amount	deferred tax assets	Expiration year

	(in thousands)
Taiwan operations	$106,123	$21,225	2024~2028
	94,342	18,868	2029~2033
Hong Kong operations	1,815	150	Indefinitely
US operations	13,676	3,810	2024~Indefinitely
		$44,053